Share Repurchase Program	12 Months Ended
Dec. 31, 2019
Share Repurchase Program [Abstract]
Share Repurchase Program
Note 25:	Share Repurchase Program

On August 1, 2018, the Board of Directors of Gardner Denver authorized a share repurchase program pursuant to which the Company may repurchase up to $250.0 million of its common stock effective through July 31, 2020, the date on which the repurchase program will expire.  Under the repurchase program, Gardner Denver is authorized to repurchase shares through open market purchases, privately-negotiated transactions or otherwise in accordance with all applicable securities laws and regulations, including through Rule 10b5-1 trading plans and under Rule 10b-18 of the Securities Act of 1934.  The share repurchase program does not obligate Gardner Denver to acquire any particular amount of common stock, and it may be suspended or terminated at any time at the Company’s discretion.  The timing and amount of any purchases of common stock will be based on Gardner Denver’s liquidity, general business and market conditions, debt covenant restrictions and other factors, including alternative investment opportunities and Gardner Denver’s desire to repay indebtedness.

For the year ended December 31, 2018, the Company repurchased 1,203,178 shares under the August 1, 2018 program at a weighted average price of $24.31 per share for an aggregate value of $29.2 million. There were no shares repurchased under the August 1, 2018 program for the year ended December 31, 2019.